CONTINGENCIES AND CLAIMS (Details Narrative) - USD ($)						1 Months Ended		2 Months Ended	12 Months Ended		33 Months Ended
	May 10, 2024	Mar. 14, 2023	Mar. 02, 2023	Feb. 02, 2023	Dec. 01, 2022	Dec. 18, 2023	Jun. 30, 2022	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2024	Mar. 08, 2024	Jan. 24, 2024	Dec. 15, 2023	Aug. 03, 2023	Jan. 25, 2023	Jan. 24, 2023
Loss Contingencies [Line Items]
Debt discount								$ 5,007,305	$ 270,189	$ 932,235	$ 5,007,305
Common Stock, shares authorized								5,000,000,000	5,000,000,000	1,750,000,000	5,000,000,000					5,000,000,000	1,750,000,000
Qiantu Warrants [Member]
Loss Contingencies [Line Items]
Period to use the license under intellectual property agreement		5 years
Market price of the Company's common shares		110.00%
Non Convertible Secured Promissory Note [Member]
Loss Contingencies [Line Items]
Face amount of debt						$ 50,000,000		$ 50,000,000			$ 50,000,000
Proceeds from financing						32,000,000
Original issue discount						$ 18,000,000
Toa Trading Llc Litigation [Member]
Loss Contingencies [Line Items]
Payments for legal settlements								537,500
Stock-based payments for legal settlements								537,500
Loss contingencies accrued									$ 0
Estimate of damages									15,000,000
G E M Group [Member]
Loss Contingencies [Line Items]
Payments for legal settlements											7,000,000
Escrow deposit												$ 7,000,000	$ 24,114,921
Litigation settlement, amount	$ 26,752,627
Litigation settlement fee expense	$ 3,830,943
G E M Group [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Escrow deposit														$ 29,114,921.00	$ 7,000,000
Margaret Schaub V Mullen Automotive Inc [Member]
Loss Contingencies [Line Items]
Loss contingencies accrued								0			0
Chosten Caris V David Michery [Member]
Loss Contingencies [Line Items]
Loss contingencies accrued								$ 0	0		$ 0
Mullen Technologies Inc. V. Qiantu Motor Suzhou Ltd Litigation Case [Member]
Loss Contingencies [Line Items]
Loss contingencies accrued									0
Period for assessment of feasibility and profitability		5 years
Mullen Technologies Inc. V. Qiantu Motor Suzhou Ltd Litigation Case [Member] | Qiantu Warrants [Member]
Loss Contingencies [Line Items]
Warrants to acquire shares of common stock		3,334
Amount payable for deliverable items		$ 2,000,000
Amount of royalty fee payable		$ 1,200
Lawsuit With International Business Machines [Member]
Loss Contingencies [Line Items]
Amount of judgment					$ 5,617,192
Cash transferred to surety bonds to cover legal liability				$ 5,900,000
Losses on settlement										$ 5,900,000
Dbi Lease Buyback Servicing Llc Drawbridge Investments Llc V [Member] | Litigation Case [Member] | Series E Preferred Stock Commitment [Member]
Loss Contingencies [Line Items]
Option to purchase maximum value of stock and warrants.							$ 25
Dbi Lease Buyback Servicing Llc Drawbridge Investments Llc V. Mullen Automotive Inc. Litigation Case [Member]
Loss Contingencies [Line Items]
Litigation settlement, amount									1,950,000
Debt discount			$ 3,500,000
Damages in Drawbridge assets			$ 100,000,000
Dbi Lease Buyback Servicing Llc Drawbridge Investments Llc V. Mullen Automotive Inc. Litigation Case [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Common Stock, shares authorized			500,000,000
Margaret Schaub V. Mullen Automotive Inc. [Member]
Loss Contingencies [Line Items]
Loss contingencies accrued									0
Trinon Coleman V. David Michery Et Al [Member]
Loss Contingencies [Line Items]
Loss contingencies accrued									0
Jeff Witt V. Mullen Automotive Inc. [Member]
Loss Contingencies [Line Items]
Loss contingencies accrued									$ 0